Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2020
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
Schedule of components of other comprehensive (loss) income on a pre-tax and after-tax basis
The components of other comprehensive income (loss) on a pre-tax and after-tax basis for the years ended December 31 are as follows:

($ in millions)	2020			2019			2018
	Pre- tax	Tax	After- tax	Pre- tax	Tax	After- tax	Pre- tax	Tax	After- tax
Unrealized net holding gains and losses arising during the period, net of related offsets	$405	$(85)	$320	$878	$(184)	$694	$(483)	$101	$(382)
Less: reclassification adjustment of realized capital gains and losses	48	(10)	38	19	(4)	15	(35)	7	(28)
Unrealized net capital gains and losses	357	(75)	282	859	(180)	679	(448)	94	(354)
Unrealized foreign currency translation adjustments	13	(3)	10	(22)	5	(17)	—	—	—
Other comprehensive income (loss)	$370	$(78)	$292	$837	$(175)	$662	$(448)	$94	$(354)